Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	National CineMedia, Inc.
Entity Central Index Key	0001377630
Entity Emerging Growth Company	false
Entity File Number	001-33296
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5665602
Entity Address, Address Line One	6300 S. Syracuse Way, Suite 200
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	792-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NCMI
Security Exchange Name	NASDAQ